Property, Plant and Equipment - Property, Plant and Equipment (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost
Beginning Balance	€ 2,433,118	€ 2,089,419
Acquisitions through business combinations		124,308
Additions	452,262	339,252
Disposals	(326,086)	(92,519)
Effect of changes in exchange rates	44,803	(27,342)
Ending Balance	2,604,097	2,433,118	2,089,419
Accumulated depreciation and impairment
Beginning Balance	1,215,278	1,059,496
Depreciation	209,504	197,053	179,300
Impairment charges	10,528	13,057
Disposals	(291,898)	(44,178)
Effect of changes in exchange rates	13,162	(10,150)
Ending Balance	1,156,574	1,215,278	1,059,496
Carrying amount
Carrying amount	1,447,523	1,217,840	1,029,923
Land, Buildings and Constructions [Member]
Cost
Beginning Balance	1,035,100	847,033
Acquisitions through business combinations		71,040
Additions	222,670	123,646
Disposals	(1,557)	(14)
Effect of changes in exchange rates	13,275	(6,605)
Ending Balance	1,269,488	1,035,100
Accumulated depreciation and impairment
Beginning Balance	237,561	187,272
Depreciation	52,242	47,791
Impairment charges	7,403	3,619
Disposals	(90)	(5)
Effect of changes in exchange rates	(1,017)	(1,116)
Ending Balance	296,099	237,561
Carrying amount
Carrying amount	973,389	797,539
Machinery and Equipment [Member]
Cost
Beginning Balance	803,885	690,759
Acquisitions through business combinations		48,965
Additions	191,705	171,895
Disposals	(222,836)	(90,244)
Effect of changes in exchange rates	26,955	(17,490)
Ending Balance	799,709	803,885
Accumulated depreciation and impairment
Beginning Balance	489,963	417,982
Depreciation	112,090	114,677
Impairment charges	2,983	7,997
Disposals	(190,154)	(42,625)
Effect of changes in exchange rates	11,950	(8,068)
Ending Balance	426,832	489,963
Carrying amount
Carrying amount	372,877	313,922
Leasehold Improvements [Member]
Cost
Beginning Balance	225,652	214,852
Acquisitions through business combinations		1,057
Additions	6,137	11,543
Disposals	(1,208)	(336)
Effect of changes in exchange rates	1,229	(1,464)
Ending Balance	231,810	225,652
Accumulated depreciation and impairment
Beginning Balance	171,857	158,778
Depreciation	20,936	12,415
Impairment charges		1,352
Disposals	(1,204)	(266)
Effect of changes in exchange rates	654	(422)
Ending Balance	192,243	171,857
Carrying amount
Carrying amount	39,567	53,795
Furniture, Fixtures and Other Equipment [Member]
Cost
Beginning Balance	368,481	336,775
Acquisitions through business combinations		3,246
Additions	31,750	32,168
Disposals	(100,485)	(1,925)
Effect of changes in exchange rates	3,344	(1,783)
Ending Balance	303,090	368,481
Accumulated depreciation and impairment
Beginning Balance	315,897	295,464
Depreciation	24,236	22,170
Impairment charges	142	89
Disposals	(100,450)	(1,282)
Effect of changes in exchange rates	1,575	(544)
Ending Balance	241,400	315,897
Carrying amount
Carrying amount	€ 61,690	€ 52,584